Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties (including amounts of the consolidated VIEs of RMB40,804 and RMB67,514 as of December 31, 2019 and 2020, respectively)	¥ 67,514	$ 10,347	¥ 40,804
Individual Director or Officer and his/her immediate family members under investment programs offered by the Group
Related Party Transaction [Line Items]
Amounts due to related parties (including amounts of the consolidated VIEs of RMB40,804 and RMB67,514 as of December 31, 2019 and 2020, respectively)	61,871		40,804
Due to Ji'an Aoxinlian
Related Party Transaction [Line Items]
Amounts due to related parties (including amounts of the consolidated VIEs of RMB40,804 and RMB67,514 as of December 31, 2019 and 2020, respectively)	4,711
Individual Director or Officer and his/her immediate family members under investment programs offered by the Group and Due to Ji'an Aoxinlian
Related Party Transaction [Line Items]
Amounts due to related parties (including amounts of the consolidated VIEs of RMB40,804 and RMB67,514 as of December 31, 2019 and 2020, respectively)	¥ 66,582		¥ 40,804